Provisions, Contingent Liabilities, Commitments, Guarantees, Pledged Assets, and Collateral	12 Months Ended
Oct. 31, 2023
Text Block [Abstract]
Provisions, Contingent Liabilities, Commitments, Guarantees, Pledged Assets, and Collateral
NOTE 26:  PROVISIONS, CONTINGENT LIABILITIES, COMMITMENTS, GUARANTEES, PLEDGED ASSETS, AND COLLATERAL
(a)
PROVISIONS
The following table summarizes the Bank’s provisions recorded in other liabilities.

Provisions
(millions of Canadian dollars)	Restructuring	Litigation and Other	Total
Balance as at November 1, 2022	$7	$382	$389
Additions	363	1,928	2,291
Amounts used	(174)	(171)	(345)
Release of unused amounts	–	(78)	(78)

Foreign currency translation adjustments and other	(4)	119	115

Balance as at October 31, 2023, before allowance for credit losses for off-balance sheet instruments	$192	$2,180	$2,372

Add: Allowance for credit losses for off-balance sheet instruments 1			1,049
Balance as at October 31, 2023			$3,421

1	Refer to Note 8 for further details.
Restructuring
– The Bank undertook certain measures in the fourth quarter of 2023 to reduce its cost base and achieve greater efficiency. In connection with these measures, the Bank incurred $363 million of restructuring charges in the fourth quarter of 2023.
The restructuring costs primarily relate to: (
i
) employee severance and other personnel-related costs recorded as provisions, (
ii
) real estate optimization mainly recorded as a reduction to land and buildings (refer to Note 15), and (
iii
) asset impairments on internally generated software (refer to Note 14).

(b)
LEGAL AND REGULATORY MATTERS
In the ordinary course of business, the Bank and its subsidiaries are involved in various legal and regulatory actions, including but not limited to civil claims and lawsuits, regulatory examinations, investigations, audits, and requests for information by governmental, regulatory
,
and self-regulatory agencies and law enforcement authorities in various jurisdictions, in respect of our businesses and compliance programs. The Bank establishes provisions when it becomes probable that the Bank will incur a loss and the amount can be reliably estimated. The Bank also estimates the aggregate range of reasonably possible losses (RPL) in its legal and regulatory actions (that is, those which are neither probable nor remote), in excess of provisions. As at October 31, 2023, the Bank’s RPL is from zero to approximately $1.44 billion (October 31, 2022 – from zero to approximately $1.26 billion). The Bank’s provisions and RPL represent the Bank’s best estimates based upon currently available information for actions for which estimates can be made, but there are a number of factors that could cause the Bank’s provisions and/or RPL to be significantly different from its actual or RPL. For example, the Bank’s estimates involve significant judgment due to the varying stages of the proceedings, the existence of multiple defendants in many proceedings whose share of liability has yet to be determined, the numerous yet-unresolved
issues in many of the proceedings, some of which are beyond the Bank’s control and/or involve novel legal theories and interpretations, the attendant uncertainty of the various potential outcomes of such proceedings, and the fact that the underlying matters will change from time to time. In addition, some actions seek very large or indeterminate damages.
The Bank has been responding to formal and informal inquiries from regulatory authorities and law enforcement concerning its Bank Secrecy Act/anti-money laundering compliance program, both generally and in connection with specific clients, counterparties, or incidents in the U.S., including in connection with an investigation by the United States Department of Justice. The Bank is cooperating with such authorities and is pursuing efforts to enhance its Bank Secrecy Act/anti-money laundering compliance program. While the ultimate outcomes of these inquiries and investigations are unknown at this time, the Bank anticipates monetary and/or non-monetary
penalties to be imposed.
In management’s opinion, based on its current knowledge and after consultation with counsel, the ultimate disposition of these actions, individually or in the aggregate, will not have a material adverse effect on the consolidated financial condition or the consolidated cash flows of the Bank. However, because of the factors listed above, as well as other uncertainties inherent in litigation and regulatory matters, there is a possibility that the ultimate resolution of legal or regulatory actions may be material to the Bank’s consolidated results of operations for any particular reporting period.
Stanford Litigation
– The Bank was named as a defendant in
Rotstain v. Trustmark National Bank, et al
., a putative class action lawsuit in the United States District Court for the Northern District of Texas related to a US$
7.2
 billion Ponzi scheme perpetrated by R. Allen Stanford, the owner of Stanford International Bank, Limited (SIBL), an offshore bank based in Antigua. Plaintiffs purport to represent a class of investors in SIBL issued certificates of deposit. The Bank provided certain correspondent banking services to SIBL. Plaintiffs allege that the Bank and four other banks aided and abetted Mr. Stanford and that the bank defendants received fraudulent transfers from SIBL by collecting fees for providing certain services.
The Official Stanford Investors Committee (OSIC), a court-approved committee representing investors, received permission to intervene in the lawsuit and has brought similar claims against all the bank defendants.
On November 7, 2017, the Court issued a decision denying plaintiffs’ motion to certify a class of investors in SIBL issued certificates of deposit. The court found that the plaintiffs failed to show that common issues of fact would predominate given the varying sales presentations they allegedly received.
On November 1, 2019, a group of plaintiffs (comprising 1,286 investors) filed a petition in Texas state court against the Bank and other bank defendants, captioned
Smith v. Independent Bank, et al.
, alleging claims similar to those alleged in the
Rotstain v. Trustmark National Bank, et al
. action.
On February 24, 2023, the Bank reached a settlement in principle pursuant to which the Bank has agreed to pay US$
1.205 billion
to the U.S. Receiver to resolve all claims against the Bank arising from or related to Stanford, including the claims asserted in the
Rotstain et al
.
v. Trustmark National Bank et al
.
and
Smith et al
.
v. Independent Bank
actions. As a result of this agreement, the Bank recorded a provision of approximately $1.6 billion pre-tax ($1.2 billion after-tax) in the first quarter of 2023. Under the terms of the agreement, all involved parties have agreed to a bar order dismissing and releasing all current or future claims arising from or related to Stanford.
On March 7, 2023, the parties finalized their settlement agreement, and on March 8, 2023, the plaintiffs filed a motion to approve the settlement in the multi-district litigation court in the Northern District of Texas. On March 14, 2023, that Court preliminarily found that the terms of the settlement agreement are adequate, fair, reasonable, and equitable. On August 8, 2023, the Court granted the plaintiffs’ motion to approve the settlement and issued the bar order.
On August 22, 2023, R. Allen Stanford filed an appeal of the order approving the settlement. The U.S. Receiver moved to dismiss the appeal as frivolous on August 29, 2023. On September 18, 2023, the U.S. Court of Appeals for the Fifth Circuit dismissed the appeal. On November 7, 2023, the Supreme Court of the United States granted R. Allen Stanford’s petition to extend the time to file a petition for a writ of certiorari from December 17, 2023, to February 15, 2024. On November 8, 2023, the U.S. Receiver requested that the Supreme Court of the United States vacate the November 7, 2023, order and enter an order denying the requested extension of time. The bar order and settlement approval remain subject to further appellate review.
The Bank was also a defendant in two cases filed in the Ontario Superior Court of Justice: (1)
McDonald v. The Toronto-Dominion Bank
, an action filed by the Joint Liquidators of SIBL appointed by the Eastern Caribbean Supreme Court, and (2)
Dynasty Furniture Manufacturing Ltd., et al. v. The Toronto Dominion Bank
, an action filed by five investors in certificates of deposits sold by SIBL. The suits asserted that the Bank acted negligently and provided knowing assistance to SIBL’s fraud. The trial of both actions took place from January 11, 2021, to April 29, 2021. On June 8, 2021, the Superior Court rendered judgment dismissing both actions.
On July 8, 2021, the Joint Liquidators filed an appeal of their action in the Court of Appeal for Ontario and the hearing of the appeal took place on
April 20-21, 2022.
There is no appeal in the Dynasty Furniture action.
On November 17, 2022, the Court of Appeal for Ontario issued a unanimous written decision which dismissed the appeal and affirmed the trial decision. On January 16, 2023, the Joint Liquidators filed an application for leave to appeal to the Supreme Court of Canada. On July 20, 2023, the Supreme Court of Canada dismissed an application for leave to appeal by the Joint Liquidators. As a result, the Canadian proceeding has now ended.
Customer Class
 Actions
– The Bank, along with several other Canadian financial
institutions
, is a defendant in a number of matters brought by customers alleging provincial claims in connection with various fees, interest rate calculations, and credit decisions. The cases are in various stages of maturity.

(c)
COMMITMENTS
Credit-related Arrangements
In the normal course of business, the Bank enters into various commitments and contingent liability contracts. The primary purpose of these contracts is to make funds available for the financing needs of customers. The Bank’s policy for requiring collateral security with respect to these contracts and the types of collateral security held is generally the same as for loans made by the Bank.
Financial and performance standby letters of credit represent irrevocable assurances that the Bank will make payments in the event that a customer cannot meet its obligations to third parties and they carry the same credit risk, recourse, and collateral security requirements as loans extended to customers. Performance standby letters of credit are considered non-financial
guarantees as payment does not depend on the occurrence of a credit event and is generally related to a non-financial
trigger event.
Documentary and commercial letters of credit are instruments issued on behalf of a customer authorizing a third party to draw drafts on the Bank up to a certain amount subject to specific terms and conditions. The Bank is at risk for any drafts drawn that are not ultimately settled by the customer, and the amounts are collateralized by the assets to which they relate.
Commitments to extend credit represent unutilized portions of authorizations to extend credit in the form of loans and customers’ liability under acceptances. A discussion on the types of liquidity facilities the Bank provides to its securitization conduits is included in Note 10.
The values of credit instruments reported as follows represent the maximum amount of additional credit that the Bank could be obligated to extend should contracts be fully utilized.

Credit Instruments
(millions of Canadian dollars)	As at
	October 31 2023	October 31 2022
Financial and performance standby letters of credit	$39,310	$35,675
Documentary and commercial letters of credit	167	193
Commitments to extend credit 1
Original term-to-maturity of one year or less	69,686	56,700

Original term-to-maturity of more than one year	230,565	199,588
Total	$339,728	$292,156

1	Commitments to extend credit exclude personal lines of credit and credit card lines, which are unconditionally cancellable at the Bank’s discretion at any time.
In addition, as at October 31, 2023, the Bank is committed to fund $554 million (October 31, 2022 – $502 million) of private equity investments.

Long-term Commitments or Leases
The Bank has obligations under long-term
non-cancellable
leases for premises and equipment. The maturity profile for undiscounted lease liabilities is $45 million for 2024, $102 million for 2025, $191 million for 2026, $364 million for 2027, $347 million for 2028, $5,871 million for 2029 and thereafter. Total lease payments, including $10 million (October 31, 2022 – $9 million) paid for short-term and low-value
asset leases, for the year ended October 31, 2023
,
were $780 million (October 31, 2022 – $798 million).
(d)
ASSETS SOLD WITH RECOURSE
In connection with its securitization activities, the Bank typically makes customary representations and warranties about the underlying assets which may result in an obligation to repurchase the assets. These representations and warranties attest that the Bank, as the seller, has executed the sale of assets in good faith, and in compliance with relevant laws and contractual requirements. In the event that they do not meet these criteria, the loans may be required to be repurchased by the Bank.
(e)
GUARANTEES
In addition to financial and performance standby letters of credit, the following types of transactions represent the principal guarantees that the Bank has entered into.
Credit Enhancements
The Bank guarantees payments to counterparties in the event that third-party credit enhancements supporting asset pools are insufficient.
Indemnification Agreements
In the normal course of operations, the Bank provides indemnification agreements to various counterparties in transactions such as service agreements, leasing transactions, and agreements relating to acquisitions and dispositions. Under these agreements, the Bank is required to compensate counterparties for costs incurred as a result of various contingencies such as changes in laws and regulations and litigation claims. The nature of certain indemnification agreements prevent the Bank from making a reasonable estimate of the maximum potential amount that the Bank would be required to pay such counterparties.
The Bank also indemnifies directors, officers, and other persons, to the extent permitted by law, against certain claims that may be made against them as a result of their services to the Bank or, at the Bank’s request, to another entity.
(f)
PLEDGED ASSETS AND COLLATERAL
In the ordinary course of business, securities and other assets are pledged against liabilities or contingent liabilities, including repurchase agreements, securitization liabilities, covered bonds, obligations related to securities sold short, and securities borrowing transactions. Assets are also deposited for the purposes of participation in clearing and payment systems and depositories or to have access to the facilities of central banks in foreign jurisdictions, or as security for contract settlements with derivative exchanges or other derivative counterparties.

Details of assets pledged against liabilities and collateral assets held or repledge
d are s
hown in the following table:

Sources and Uses of Pledged Assets and Collateral
(millions of Canadian dollars)		As at
	October 31 2023	October 31 2022
Sources of pledged assets and collateral
Bank assets
Interest-bearing deposits with banks	$6,166	$8,916
Loans	130,829	95,961
Securities	219,282	107,916

Other assets	696	1,032

	356,973	213,825
Third-party assets 1
Collateral received and available for sale or repledging	432,212	369,414

Less: Collateral not repledged	(130,472)	(95,029)

	301,740	274,385

	658,713	488,210
Uses of pledged assets and collateral 2
Derivatives	14,696	19,815
Obligations related to securities sold under repurchase agreements	192,394	153,069
Securities borrowing and lending	119,077	131,068
Obligations related to securities sold short	39,439	41,555
Securitization	29,135	28,278
Covered bond	55,719	36,425
Clearing systems, payment systems, and depositories	11,863	11,201
Foreign governments and central banks	109,878	934

Other	86,512	65,865
Total	$658,713	$488,210

1	Includes collateral received from reverse repurchase agreements, securities borrowing, margin loans, and other client activity.
2	Includes $52.3 billion of on-balance sheet assets that the Bank has pledged and that the counterparty can subsequently repledge as at October 31, 2023 (October 31, 2022 – $56.1 billion).